Segment Reporting (Details) - Schedule of segment assets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Segment assets
Total assets	¥ 3,080,999	$ 472,184	¥ 3,440,843
Agency Segment [Member]
Segment assets
Total assets	1,254,778	192,303	1,133,121
Claims Adjusting Segment [Member]
Segment assets
Total assets	309,237	47,393	276,885
Other Segments [Member]
Segment assets
Total assets	¥ 1,516,984	$ 232,488	¥ 2,030,837